Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss / Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Total revenues	$ 25,310	$ 32,594
EXPENSES:
Voyage expenses	608	1,209
Operating lease expenses	5,378	0
Other vessel operating expenses	7,919	11,218
Vessel depreciation	3,339	7,172
Management fees-related parties (Note 5)	1,661	4,573
Dry-docking costs	26	356
Gain on sale of vessels	0	(5,291)
Other operating loss	0	4,050
Impairment on vessels (Note 4c)	1,160	0
General and administrative expenses	963	972
Operating income	4,256	8,335
OTHER INCOME (EXPENSES):
Interest and finance costs	(2,837)	(10,551)
(Loss)/ gain on derivative financial instruments	66	(849)
Equity gains in unconsolidated joint ventures	197	168
Interest income	0	29
Total other expenses, net	(2,574)	(11,203)
(Loss) / Net Income	1,682	(2,868)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	0	(1,067)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	0	(3,099)
Less: Dividends of Series E Shares (Note 5)	(915)	(932)
Net (loss) / income and comprehensive (loss) / income attributable to common shareholders	$ 767	$ (7,966)
(Loss) / Earnings per common share, basic and diluted (Note 10) (in dollars per share)	$ 0.02	$ (1.09)
Weighted average common shares outstanding, basic and diluted (in shares)	39,831,972	7,302,633
Time Charter Contracts [Member]
REVENUES:
Total revenues	$ 25,310	$ 32,594